Components of Other Accrued Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Schedule Of Accrued Liabilities [Line Items]
Other accrued liabilities	$ 49,944	$ 42,979
Contract liabilities
Schedule Of Accrued Liabilities [Line Items]
Other accrued liabilities	10,390	3,384
Earnout arrangements
Schedule Of Accrued Liabilities [Line Items]
Other accrued liabilities	1,861	5,405
Other accrued liabilities
Schedule Of Accrued Liabilities [Line Items]
Other accrued liabilities	33,215	29,511
Warranty reserve
Schedule Of Accrued Liabilities [Line Items]
Other accrued liabilities	$ 4,478	$ 4,679